VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

November 8, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Voya Mutual Funds

(File Nos. 033-56094; 811-07428)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Registrant's Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares Prospectus and Statement of Additional Information ("SAI"); each dated November 4, 2019, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 215 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2019.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli

_________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP